INVESTMENT PROPERTIES - Schedule of Significant Unobservable Inputs (Details)	Jun. 30, 2023
Core
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	6.20%
Terminal Capitalization Rate	4.60%
Investment Horizon (years)	11,000,000
Transitional and Development [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	7.70%
Terminal Capitalization Rate	6.00%
Investment Horizon (years)	10,000,000
LP Investments and Other [Member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	8.30%
Terminal Capitalization Rate	5.80%
Investment Horizon (years)	12,000,000
Other investment properties
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount Rate	13.10%